Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Real Estate Properties [Line Items]
Real estate properties development completed	$ 439,204,753	$ 458,204,518
Real estate properties under development	3,010,624,339	3,254,387,749
Total real estate properties development completed and under development	3,449,829,092	3,712,592,267
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	418,658,396	798,910,332
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	$ 1,171,226,276	$ 2,179,888,833